GOODWILL AND PURCHASED INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
GOODWILL AND PURCHASED INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill for the four years ended September 30, 2012 are as follows (in thousands):

	Transportation systems	Defense systems	Mission support services	Total

Balances at October 1, 2008	$8,210	$16,087	$36,735	61,032
Reduction of acquired tax accrual	—	(1,083)	—	(1,083)
Foreign currency exchange rate changes	(772)	256	—	(516)

Balances at September 30, 2009	7,438	15,260	36,735	59,433
Goodwill acquired during the year	—	4,767	—	4,767
Foreign currency exchange rate changes	(115)	57	—	(58)

Balances at September 30, 2010	7,323	20,084	36,735	64,142
Goodwill acquired during the year	—	435	81,698	82,133
Foreign currency exchange rate changes	(54)	134	—	80

Balances at September 30, 2011	7,269	20,653	118,433	146,355
Foreign currency exchange rate changes	248	330	—	578

Balances at September 30, 2012	$7,517	$20,983	$118,433	$146,933

Schedule of entity's purchased intangible assets

The table below summarizes our purchased intangible assets (in thousands):

	September 30, 2012			September 30, 2011			September 30, 2010			September 30, 2009
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Contract and program intangibles	$71,145	$(40,785)	$30,360	$70,159	$(27,921)	$42,238	$38,560	$(15,170)	$23,390	$35,614	$(8,875)	$26,739
In-process research & development	—	—	—	798	—	798	1,671	—	1,671	—	—	—
Other purchased intangibles	14,560	(5,546)	9,014	14,560	(3,457)	11,103	2,787	(1,553)	1,234	2,787	(908)	1,879

Total	$85,705	$(46,331)	$39,374	$85,517	$(31,378)	$54,139	$43,018	$(16,723)	$26,295	$38,401	$(9,783)	$28,618

Schedule of expected amortization for purchased intangibles for each of the next five years

The table below shows our expected amortization for purchased intangibles as of September 30, 2012, for each of the next five years and thereafter (in thousands):

	Transportation systems	Defense systems	Mission support services	Total

2013	$1,671	$1,019	$9,556	$12,246
2014	1,671	593	7,066	9,330
2015	1,476	209	4,810	6,495
2016	1,380	66	2,356	3,802
2017	1,380	—	582	1,962
Thereafter	2,415	—	3,124	5,539

	$9,993	$1,887	$27,494	$39,374